PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 6,159,125	$ 6,264,805
Prepaid Value added tax ("VAT")	5,408,717	13,546,880
Prepaid insurance fee	71,317	1,016,625
Others	489,811	3,042,380
Total	$ 12,128,970	$ 23,870,690